UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS S&P 500 Index Fund

DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the Fund owned approximately 19% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 8.4%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	58,496	895,574
Johnson Controls, Inc.	155,192	4,706,973

		5,602,547
Automobiles 0.3%
Ford Motor Co.*	649,376	3,376,755
General Motors Corp.	163,071	1,541,021

Harley-Davidson, Inc.	63,851	2,381,642

		7,299,418
Distributors 0.1%
Genuine Parts Co.	44,678	1,796,502
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	31,283	1,855,082
H&R Block, Inc.	84,782	1,928,790

		3,783,872
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Unit)	120,897	4,273,709
Darden Restaurants, Inc.	35,380	1,012,929
International Game Technology	88,964	1,528,402
Marriott International, Inc. "A"	83,964	2,190,621
McDonald's Corp.	311,056	19,192,155
Starbucks Corp.*	206,208	3,066,313
Starwood Hotels & Resorts Worldwide, Inc.	51,512	1,449,548
Wendy's/Arby's Group, Inc. "A"	99,790	524,895
Wyndham Worldwide Corp.	47,714	749,587
Yum! Brands, Inc.	127,282	4,150,666

		38,138,825
Household Durables 0.5%
Black & Decker Corp.	16,552	1,005,534
Centex Corp.	32,104	520,085
D.R. Horton, Inc.	84,100	1,094,982
Fortune Brands, Inc.	40,354	2,314,706
Harman International Industries, Inc.	16,100	548,527
KB HOME	25,172	495,385
Leggett & Platt, Inc.	46,666	1,016,852
Lennar Corp. "A"	42,100	639,499
Newell Rubbermaid, Inc.	72,150	1,245,309
Pulte Homes, Inc.	57,356	801,263
Snap-on, Inc.	15,532	817,915
The Stanley Works	19,653	820,316
Whirlpool Corp.	19,377	1,536,402

		12,856,775
Internet & Catalog Retail 0.2%
Amazon.com, Inc.*	86,812	6,316,441
Expedia, Inc.*	53,370	806,421

		7,122,862
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	74,931	1,152,439
Hasbro, Inc.	39,202	1,361,093
Mattel, Inc.	95,814	1,728,485

		4,242,017
Media 2.6%
CBS Corp. "B"	180,054	2,625,187
Comcast Corp. "A"	804,590	15,794,102
Gannett Co., Inc.	61,169	1,034,368
Interpublic Group of Companies, Inc.*	118,495	918,336
McGraw-Hill Companies, Inc.	87,574	2,768,214
Meredith Corp.	10,638	298,290
New York Times Co. "A"	39,173	559,782
News Corp. "A"	618,700	7,418,213
Omnicom Group, Inc.	86,336	3,329,116

Scripps Networks Interactive "A"	22,500	816,975
The DIRECTV Group, Inc.*	162,400	4,250,008
Time Warner, Inc.	987,912	12,951,526
Viacom, Inc. "B"*	171,154	4,251,466
Walt Disney Co.	517,364	15,877,901
Washington Post Co. "B"	1,500	835,140

		73,728,624
Multiline Retail 0.8%
Big Lots, Inc.*	27,196	756,865
Dillard's, Inc. "A"	15,068	177,802
Family Dollar Stores, Inc.	37,072	878,606
J.C. Penney Co., Inc.	58,275	1,942,889
Kohl's Corp.*	83,538	3,849,431
Macy's, Inc.	114,450	2,057,811
Nordstrom, Inc.	48,432	1,395,810
Sears Holdings Corp.*	15,638	1,462,153
Target Corp.	208,091	10,206,864

		22,728,231
Specialty Retail 1.7%
Abercrombie & Fitch Co. "A"	22,600	891,570
AutoNation, Inc.*	36,759	413,171
AutoZone, Inc.*	12,208	1,505,735
Bed Bath & Beyond, Inc.*	70,866	2,225,901
Best Buy Co., Inc.	92,272	3,460,200
GameStop Corp. "A"*	41,800	1,429,978
Home Depot, Inc.	475,747	12,317,090
Limited Brands, Inc.	83,311	1,442,947
Lowe's Companies, Inc.	408,574	9,679,118
Office Depot, Inc.*	72,859	424,039
RadioShack Corp.	37,695	651,370
Staples, Inc.	187,673	4,222,643
The Gap, Inc.	123,158	2,189,749
The Sherwin-Williams Co.	28,505	1,629,346
Tiffany & Co.	35,716	1,268,632
TJX Companies, Inc.	116,499	3,555,549

		47,307,038
Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	93,600	2,343,744
Jones Apparel Group, Inc.	22,660	419,437
Liz Claiborne, Inc.	27,706	455,210
NIKE, Inc. "B"	109,916	7,353,380
Polo Ralph Lauren Corp.	16,000	1,066,240
VF Corp.	22,640	1,750,298

		13,388,309
Consumer Staples 12.0%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	198,280	12,864,406
Brown-Forman Corp. "B"	21,578	1,549,516
Coca-Cola Co.	554,935	29,344,963
Coca-Cola Enterprises, Inc.	74,924	1,256,475
Constellation Brands, Inc. "A"*	52,200	1,120,212
Molson Coors Brewing Co. "B"	39,204	1,832,787
Pepsi Bottling Group, Inc.	37,262	1,086,933

PepsiCo, Inc.	437,650	31,191,316

		80,246,608
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	118,833	7,715,827
CVS Caremark Corp.	392,191	13,201,149
Kroger Co.	190,663	5,239,419
Safeway, Inc.	115,407	2,737,454
SUPERVALU, Inc.	54,991	1,193,305
Sysco Corp.	160,390	4,944,824
Wal-Mart Stores, Inc.	620,154	37,141,023
Walgreen Co.	266,478	8,250,159
Whole Foods Market, Inc.	37,100	743,113

		81,166,273
Food Products 1.7%
Archer-Daniels-Midland Co.	180,553	3,955,916
Campbell Soup Co.	53,409	2,061,587
ConAgra Foods, Inc.	128,752	2,505,514
Dean Foods Co.*	34,700	810,592
General Mills, Inc.	97,150	6,676,148
H.J. Heinz Co.	83,854	4,190,184
Kellogg Co.	67,034	3,760,608
Kraft Foods, Inc. "A"	417,184	13,662,776
McCormick & Co., Inc.	35,600	1,368,820
Sara Lee Corp.	190,439	2,405,245
The Hershey Co.	44,460	1,757,948
Tyson Foods, Inc. "A"	68,500	817,890
Wm. Wrigley Jr. Co.	59,302	4,708,579

		48,681,807
Household Products 2.8%
Clorox Co.	36,332	2,277,653
Colgate-Palmolive Co.	140,568	10,591,799
Kimberly-Clark Corp.	112,307	7,281,986
Procter & Gamble Co.*	839,896	58,532,352

		78,683,790
Personal Products 0.2%
Avon Products, Inc.	113,770	4,729,419
Estee Lauder Companies, Inc. "A"	30,500	1,522,255

		6,251,674
Tobacco 1.6%
Altria Group, Inc.	571,652	11,341,576
Lorillard, Inc.	47,754	3,397,697
Philip Morris International, Inc.	568,352	27,337,731
Reynolds American, Inc.	44,990	2,187,414
UST, Inc.	41,851	2,784,765

		47,049,183
Energy 13.2%
Energy Equipment & Services 2.6%
Baker Hughes, Inc.	89,173	5,398,533
BJ Services Co.	76,628	1,465,894
Cameron International Corp.*	59,100	2,277,714
ENSCO International, Inc.	38,700	2,230,281
Halliburton Co.	240,878	7,802,038
Nabors Industries Ltd.*	73,438	1,830,075

National-Oilwell Varco, Inc.*	117,900	5,922,117
Noble Corp.	70,548	3,097,057
Rowan Companies, Inc.	29,039	887,142
Schlumberger Ltd.	334,644	26,132,350
Smith International, Inc.	59,500	3,489,080
Transocean, Inc.*	87,499	9,610,890
Weatherford International Ltd.*	182,200	4,580,508

		74,723,679
Oil, Gas & Consumable Fuels 10.6%
Anadarko Petroleum Corp.	125,968	6,110,708
Apache Corp.	94,674	9,872,605
Cabot Oil & Gas Corp.	27,100	979,394
Chesapeake Energy Corp.	141,400	5,070,604
Chevron Corp.	568,856	46,919,243
ConocoPhillips	423,209	31,000,059
CONSOL Energy, Inc.	49,100	2,253,199
Devon Energy Corp.	124,704	11,373,005
El Paso Corp.	183,098	2,336,330
EOG Resources, Inc.	66,800	5,975,928
ExxonMobil Corp.	1,438,068	111,680,361
Hess Corp.	78,465	6,440,407
Marathon Oil Corp.	200,688	8,001,431
Massey Energy Co.	20,700	738,369
Murphy Oil Corp.	49,600	3,181,344
Noble Energy, Inc.	44,700	2,484,873
Occidental Petroleum Corp.	225,162	15,862,663
Peabody Energy Corp.	74,900	3,370,500
Pioneer Natural Resources Co.	33,000	1,725,240
Range Resources Corp.	39,342	1,686,591
Southwestern Energy Co.*	94,900	2,898,246
Spectra Energy Corp.	166,198	3,955,512
Sunoco, Inc.	30,872	1,098,426
Tesoro Corp.	36,400	600,236
Valero Energy Corp.	145,000	4,393,500
Williams Companies, Inc.	156,823	3,708,864
XTO Energy, Inc.	149,650	6,961,718

		300,679,356
Financials 15.7%
Capital Markets 2.8%
American Capital Ltd.	47,500	1,211,725
Ameriprise Financial, Inc.	61,808	2,361,066
Bank of New York Mellon Corp.	325,092	10,591,497
Charles Schwab Corp.	267,833	6,963,658
E*TRADE Financial Corp.*	109,700	307,160
Federated Investors, Inc. "B"	22,900	660,665
Franklin Resources, Inc.	42,071	3,707,717
Invesco Ltd.	106,700	2,238,566
Janus Capital Group, Inc.	41,479	1,007,110
Legg Mason, Inc.	34,900	1,328,294
Merrill Lynch & Co., Inc.	429,204	10,858,861
Morgan Stanley	310,764	7,147,572
Northern Trust Corp.	60,605	4,375,681
State Street Corp.	117,434	6,679,646
T. Rowe Price Group, Inc.	69,652	3,741,009

The Goldman Sachs Group, Inc.	119,769	15,330,432

		78,510,659
Commercial Banks 2.9%
BB&T Corp.	153,718	5,810,540
Comerica, Inc.	40,757	1,336,422
Fifth Third Bancorp.	144,691	1,721,823
First Horizon National Corp.	40,119	375,518
Huntington Bancshares, Inc.	95,596	763,812
KeyCorp.	134,283	1,603,339
M&T Bank Corp.	19,700	1,758,225
Marshall & Ilsley Corp.	62,253	1,254,398
National City Corp.	176,923	309,615
PNC Financial Services Group, Inc.	91,161	6,809,727
Regions Financial Corp.	185,019	1,776,182
SunTrust Banks, Inc.	102,692	4,620,113
US Bancorp.	487,815	17,571,096
Wachovia Corp.	614,751	2,151,629
Wells Fargo & Co.	921,156	34,570,985
Zions Bancorp.	27,056	1,047,067

		83,480,491
Consumer Finance 0.7%
American Express Co.	317,843	11,261,178
Capital One Financial Corp.	102,743	5,239,893
Discover Financial Services	124,732	1,723,796
SLM Corp.*	135,565	1,672,872

		19,897,739
Diversified Financial Services 4.9%
Bank of America Corp.	1,266,207	44,317,245
CIT Group, Inc.	78,300	544,968
Citigroup, Inc.	1,520,960	31,194,890
CME Group, Inc.	18,500	6,872,935
IntercontinentalExchange, Inc.*	18,800	1,516,784
JPMorgan Chase & Co.	1,015,843	47,439,868
Leucadia National Corp.	43,300	1,967,552
Moody's Corp.	55,800	1,897,200
NYSE Euronext	70,200	2,750,436

		138,501,878
Insurance 3.0%
Aflac, Inc.	135,044	7,933,835
Allstate Corp.	151,070	6,967,349
American International Group, Inc.	737,748	2,456,701
Aon Corp.	77,787	3,497,304
Assurant, Inc.	26,600	1,463,000
Chubb Corp.	100,258	5,504,164
Cincinnati Financial Corp.	45,234	1,286,455
Genworth Financial, Inc. "A"	113,100	973,791
Hartford Financial Services Group, Inc.	83,946	3,440,947
Lincoln National Corp.	71,174	3,046,959
Loews Corp.	100,023	3,949,908
Marsh & McLennan Companies, Inc.	142,432	4,523,640
MBIA, Inc.	53,046	631,247
MetLife, Inc.	189,311	10,601,416
Principal Financial Group, Inc.	69,419	3,019,032
Progressive Corp.	190,388	3,312,751

Prudential Financial, Inc.	121,416	8,741,952
The Travelers Companies, Inc.	166,575	7,529,190
Torchmark Corp.	25,010	1,495,598
Unum Group	85,794	2,153,430
XL Capital Ltd. "A"	83,932	1,505,740

		84,034,409
Real Estate Investment Trusts 1.3%
Apartment Investment & Management Co. "A" (REIT)	29,880	1,046,398
AvalonBay Communities, Inc. (REIT)	20,000	1,968,400
Boston Properties, Inc. (REIT)	30,500	2,856,630
Developers Diversified Realty Corp. (REIT)	34,500	1,093,305
Equity Residential (REIT)	72,360	3,213,507
General Growth Properties, Inc. (REIT)	75,500	1,140,050
HCP, Inc. (REIT)	60,555	2,430,072
Host Hotels & Resorts, Inc. (REIT)	136,500	1,814,085
Kimco Realty Corp. (REIT)	60,600	2,238,564
Plum Creek Timber Co., Inc. (REIT)	45,624	2,274,813
ProLogis (REIT)	79,500	3,280,965
Public Storage (REIT)	34,530	3,418,815
Simon Property Group, Inc. (REIT)	65,434	6,347,098
Vornado Realty Trust (REIT)	38,800	3,528,860

		36,651,562
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	50,200	671,174
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	133,400	2,461,230
MGIC Investment Corp.	22,163	155,806
Sovereign Bancorp., Inc.	132,791	524,524

		3,141,560
Health Care 13.0%
Biotechnology 1.7%
Amgen, Inc.*	297,024	17,604,612
Biogen Idec, Inc.*	79,071	3,976,480
Celgene Corp.*	122,000	7,720,160
Genzyme Corp.*	70,340	5,689,803
Gilead Sciences, Inc.*	258,920	11,801,574

		46,792,629
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	176,598	11,590,127
Becton, Dickinson & Co.	68,192	5,473,090
Boston Scientific Corp.*	396,306	4,862,675
C.R. Bard, Inc.	26,994	2,560,921
Covidien Ltd.	133,457	7,174,648
Hospira, Inc.*	41,622	1,589,960
Intuitive Surgical, Inc.*	11,500	2,771,270
Medtronic, Inc.	308,099	15,435,760
St. Jude Medical, Inc.*	89,626	3,897,835
Stryker Corp.	63,148	3,934,120
Varian Medical Systems, Inc.*	33,000	1,885,290
Zimmer Holdings, Inc.*	63,308	4,087,164

		65,262,860
Health Care Providers & Services 2.0%
Aetna, Inc.	131,396	4,744,710

AmerisourceBergen Corp.	43,848	1,650,877
Cardinal Health, Inc.	95,268	4,694,807
CIGNA Corp.	74,375	2,527,263
Coventry Health Care, Inc.*	40,958	1,333,183
DaVita, Inc.*	28,900	1,647,589
Express Scripts, Inc.*	66,600	4,916,412
Humana, Inc.*	46,751	1,926,141
Laboratory Corp. of America Holdings*	30,800	2,140,600
McKesson Corp.	77,815	4,187,225
Medco Health Solutions, Inc.*	146,676	6,600,420
Patterson Companies, Inc.*	34,800	1,058,268
Quest Diagnostics, Inc.	41,802	2,159,909
Tenet Healthcare Corp.*	123,848	687,357
UnitedHealth Group, Inc.	335,724	8,524,032
WellPoint, Inc.*	141,216	6,604,672

		55,403,465
Health Care Technology 0.0%
IMS Health, Inc.	50,906	962,633
Life Sciences Tools & Services 0.4%
Applied Biosystems, Inc.	48,235	1,652,049
Millipore Corp.*	13,981	961,893
PerkinElmer, Inc.	31,663	790,625
Thermo Fisher Scientific, Inc.*	120,228	6,612,540
Waters Corp.*	26,105	1,518,789

		11,535,896
Pharmaceuticals 6.6%
Abbott Laboratories	427,122	24,593,685
Allergan, Inc.	80,878	4,165,217
Barr Pharmaceuticals, Inc.*	28,800	1,880,640
Bristol-Myers Squibb Co.	561,436	11,705,941
Eli Lilly & Co.	269,047	11,846,139
Forest Laboratories, Inc.*	83,081	2,349,531
Johnson & Johnson	773,901	53,615,861
King Pharmaceuticals, Inc.*	64,975	622,461
Merck & Co., Inc.	594,706	18,768,921
Mylan, Inc.*	70,000	799,400
Pfizer, Inc.	1,875,493	34,584,091
Schering-Plough Corp.	455,252	8,408,504
Watson Pharmaceuticals, Inc.*	27,407	781,100
Wyeth	368,909	13,627,498

		187,748,989
Industrials 11.0%
Aerospace & Defense 2.7%
Boeing Co.	206,220	11,826,717
General Dynamics Corp.	109,960	8,095,255
Goodrich Corp.	32,038	1,332,781
Honeywell International, Inc.	209,168	8,690,930
L-3 Communications Holdings, Inc.	33,100	3,254,392
Lockheed Martin Corp.	93,526	10,256,997
Northrop Grumman Corp.	88,850	5,378,979
Precision Castparts Corp.	41,100	3,237,858
Raytheon Co.	112,723	6,031,808
Rockwell Collins, Inc.	42,344	2,036,323

United Technologies Corp.	267,040	16,038,422

		76,180,462
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	45,400	2,313,584
Expeditors International of Washington, Inc.	56,000	1,951,040
FedEx Corp.	84,201	6,655,247
United Parcel Service, Inc. "B"	284,670	17,902,896

		28,822,767
Airlines 0.1%
Southwest Airlines Co.	196,491	2,851,084
Building Products 0.1%
Masco Corp.	96,805	1,736,682
Commercial Services & Supplies 0.4%
Allied Waste Industries, Inc.*	76,846	853,759
Avery Dennison Corp.	25,231	1,122,275
Cintas Corp.	34,366	986,648
Pitney Bowes, Inc.	57,485	1,911,951
R.R. Donnelley & Sons Co.	58,621	1,437,973
Waste Management, Inc.	139,140	4,381,519

		10,694,125
Construction & Engineering 0.2%
Fluor Corp.	49,008	2,729,746
Jacobs Engineering Group, Inc.*	34,300	1,862,833

		4,592,579
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	47,602	1,901,700
Emerson Electric Co.	214,240	8,738,849
Rockwell Automation, Inc.	39,456	1,473,287

		12,113,836
Industrial Conglomerates 3.2%
3M Co.	194,266	13,270,310
General Electric Co.	2,752,465	70,187,858
Textron, Inc.	65,654	1,922,349
Tyco International Ltd.	136,357	4,775,222

		90,155,739
Machinery 1.6%
Caterpillar, Inc.	171,168	10,201,613
Cummins, Inc.	53,892	2,356,158
Danaher Corp.	70,222	4,873,407
Deere & Co.	119,992	5,939,604
Dover Corp.	52,559	2,131,267
Eaton Corp.	45,554	2,559,224
Illinois Tool Works, Inc.	109,242	4,855,807
Ingersoll-Rand Co., Ltd. "A"	83,672	2,608,056
ITT Corp.	47,592	2,646,591
Manitowoc Co., Inc.	33,500	520,925
PACCAR, Inc.	105,815	4,041,075
Pall Corp.	32,710	1,124,897
Parker Hannifin Corp.	44,452	2,355,956
Terex Corp.*	27,100	827,092

		47,041,672
Professional Services 0.1%
Equifax, Inc.	34,409	1,185,390

Monster Worldwide, Inc.*	33,189	494,848
Robert Half International, Inc.	43,775	1,083,431

		2,763,669
Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	77,886	7,199,003
CSX Corp.	113,652	6,201,990
Norfolk Southern Corp.	101,544	6,723,228
Ryder System, Inc.	15,290	947,980
Union Pacific Corp.	140,330	9,985,883

		31,058,084
Trading Companies & Distributors 0.1%
Fastenal Co.	35,500	1,753,345
W.W. Grainger, Inc.	17,962	1,562,155

		3,315,500
Information Technology 15.8%
Communications Equipment 2.6%
Ciena Corp.*	22,698	228,796
Cisco Systems, Inc.*	1,620,864	36,566,692
Corning, Inc.	432,090	6,757,888
Harris Corp.	32,300	1,492,260
JDS Uniphase Corp.*	58,939	498,624
Juniper Networks, Inc.*	143,100	3,015,117
Motorola, Inc.	643,396	4,593,847
QUALCOMM, Inc.	450,154	19,343,117
Tellabs, Inc.*	117,630	477,578

		72,973,919
Computers & Peripherals 4.4%
Apple, Inc.*	242,878	27,605,513
Dell, Inc.*	494,947	8,156,727
EMC Corp.*	572,162	6,843,057
Hewlett-Packard Co.	680,436	31,463,361
International Business Machines Corp.	373,520	43,686,899
Lexmark International, Inc. "A"*	25,157	819,363
NetApp, Inc.*	93,509	1,704,669
QLogic Corp.*	36,500	560,640
SanDisk Corp.*	59,500	1,163,225
Sun Microsystems, Inc.*	217,791	1,655,212
Teradata Corp.*	47,698	930,111

		124,588,777
Electronic Equipment, Instruments & Components 0.3%
Agilent Technologies, Inc.*	101,041	2,996,876
Amphenol Corp. "A"	48,700	1,954,818
Jabil Circuit, Inc.	48,675	464,359
Molex, Inc.	37,786	848,296
Tyco Electronics Ltd.	130,657	3,613,973

		9,878,322
Internet Software & Services 1.5%
Akamai Technologies, Inc.*	43,500	758,640
eBay, Inc.*	303,132	6,784,094
Google, Inc. "A"*	66,300	26,554,476
VeriSign, Inc.*	57,700	1,504,816
Yahoo!, Inc.*	376,722	6,517,291

		42,119,317

IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	26,600	1,346,758
Automatic Data Processing, Inc.	147,737	6,315,757
Cognizant Technology Solutions Corp. "A"*	77,000	1,757,910
Computer Sciences Corp.*	45,432	1,825,912
Convergys Corp.*	35,440	523,803
Fidelity National Information Services, Inc.	43,200	797,472
Fiserv, Inc.*	43,850	2,074,982
MasterCard, Inc. "A"	20,100	3,564,333
Paychex, Inc.	88,467	2,922,065
Total System Services, Inc.	45,466	745,642
Unisys Corp.*	94,084	258,731
Western Union Co.	203,088	5,010,181

		27,143,546
Office Electronics 0.1%
Xerox Corp.	246,056	2,837,026
Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	149,897	786,959
Altera Corp.	82,243	1,700,785
Analog Devices, Inc.	78,668	2,072,902
Applied Materials, Inc.	374,035	5,659,150
Broadcom Corp. "A"*	122,870	2,289,068
Intel Corp.	1,551,482	29,059,258
KLA-Tencor Corp.	47,585	1,506,065
Linear Technology Corp.	58,306	1,787,662
LSI Corp.*	191,155	1,024,591
MEMC Electronic Materials, Inc.*	60,800	1,718,208
Microchip Technology, Inc.	57,100	1,680,453
Micron Technology, Inc.*	188,649	764,028
National Semiconductor Corp.	63,166	1,087,087
Novellus Systems, Inc.*	30,482	598,667
NVIDIA Corp.*	144,947	1,552,382
Teradyne, Inc.*	45,658	356,589
Texas Instruments, Inc.	365,448	7,857,132
Xilinx, Inc.	76,613	1,796,575

		63,297,561
Software 3.7%
Adobe Systems, Inc.*	146,104	5,766,725
Autodesk, Inc.*	60,448	2,028,030
BMC Software, Inc.*	52,569	1,505,050
CA, Inc.	101,515	2,026,239
Citrix Systems, Inc.*	47,514	1,200,204
Compuware Corp.*	80,921	784,125
Electronic Arts, Inc.*	82,906	3,066,693
Intuit, Inc.*	88,566	2,799,571
Microsoft Corp.	2,173,795	58,018,589
Novell, Inc.*	92,382	474,843
Oracle Corp.*	1,090,829	22,154,737
Salesforce.com, Inc.*	28,600	1,384,240
Symantec Corp.*	236,406	4,628,830

		105,837,876

Materials 3.3%
Chemicals 2.0%
Air Products & Chemicals, Inc.	56,790	3,889,547
Ashland, Inc.	14,604	427,021
CF Industries Holdings, Inc.	15,600	1,426,776
Dow Chemical Co.	265,591	8,440,482
E.I. du Pont de Nemours & Co.	250,052	10,077,096
Eastman Chemical Co.	22,386	1,232,573
Ecolab, Inc.	45,542	2,209,698
Hercules, Inc.	31,330	620,021
International Flavors & Fragrances, Inc.	21,116	833,237
Monsanto Co.	152,484	15,092,866
PPG Industries, Inc.	43,162	2,517,208
Praxair, Inc.	85,328	6,121,431
Rohm & Haas Co.	33,089	2,316,230
Sigma-Aldrich Corp.	34,268	1,796,328

		57,000,514
Construction Materials 0.1%
Vulcan Materials Co.	27,431	2,043,610
Containers & Packaging 0.1%
Ball Corp.	27,424	1,082,974
Bemis Co., Inc.	27,430	718,940
Pactiv Corp.*	34,849	865,301
Sealed Air Corp.	43,072	947,153

		3,614,368
Metals & Mining 0.8%
AK Steel Holding Corp.	31,200	808,704
Alcoa, Inc.	230,851	5,212,616
Allegheny Technologies, Inc.	25,679	758,814
Freeport-McMoRan Copper & Gold, Inc.	106,699	6,065,838
Newmont Mining Corp.	131,700	5,104,692
Nucor Corp.	86,836	3,430,022
Titanium Metals Corp.	23,400	265,356
United States Steel Corp.	32,492	2,521,704

		24,167,746
Paper & Forest Products 0.3%
International Paper Co.	119,104	3,118,143
MeadWestvaco Corp.	48,244	1,124,567
Weyerhaeuser Co.	58,529	3,545,687

		7,788,397
Telecommunication Services 3.0%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,624,830	45,365,254
CenturyTel, Inc.	28,555	1,046,541
Embarq Corp.	39,281	1,592,844
Frontier Communications Corp.	86,005	989,057
Qwest Communications International, Inc.	409,281	1,321,978
Verizon Communications, Inc.	782,212	25,101,183
Windstream Corp.	125,474	1,372,686

		76,789,543
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	107,500	3,866,775
Sprint Nextel Corp.	782,228	4,771,591

		8,638,366

Utilities 3.5%
Electric Utilities 2.1%
Allegheny Energy, Inc.	43,418	1,596,480
American Electric Power Co., Inc.	104,915	3,885,002
Duke Energy Corp.	353,396	6,159,692
Edison International	85,090	3,395,091
Entergy Corp.	57,209	5,092,173
Exelon Corp.	187,038	11,712,320
FirstEnergy Corp.	90,395	6,055,561
FPL Group, Inc.	118,794	5,975,338
Pepco Holdings, Inc.	51,700	1,184,447
Pinnacle West Capital Corp.	26,196	901,404
PPL Corp.	100,048	3,703,777
Progress Energy, Inc.	67,650	2,917,745
Southern Co.	222,088	8,370,497

		60,949,527
Gas Utilities 0.1%
Nicor, Inc.	12,337	547,146
Questar Corp.	45,100	1,845,492

		2,392,638
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	175,750	2,054,518
Constellation Energy Group, Inc.	50,387	1,224,404
Dynegy, Inc. "A"*	113,261	405,474

		3,684,396
Multi-Utilities 1.2%
Ameren Corp.	56,319	2,198,131
CenterPoint Energy, Inc.	83,568	1,217,586
CMS Energy Corp.	59,049	736,341
Consolidated Edison, Inc.	66,816	2,870,415
Dominion Resources, Inc.	152,080	6,505,983
DTE Energy Co.	44,603	1,789,472
Integrys Energy Group, Inc.	20,100	1,003,794
NiSource, Inc.	72,066	1,063,694
PG&E Corp.	92,347	3,458,395
Public Service Enterprise Group, Inc.	150,546	4,936,403
Sempra Energy	77,190	3,895,779
TECO Energy, Inc.	55,888	879,118
Xcel Energy, Inc.	108,737	2,173,653

		32,728,764

Total Common Stocks (Cost $2,401,983,491)		2,807,873,746
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 2.06% **, 12/4/2008 (a) (Cost $3,297,878)	3,310,000	3,305,793
	Shares	Value ($)

Cash Equivalents 1.0%
Cash Management QP Trust, 2.38% (b) (Cost $26,797,757)	26,797,757	26,797,757

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,432,079,126) †				100.0	2,837,977,296
Other Assets and Liabilities, Net				0.0	1,050,857

Net Assets				100.0	2,839,028,153

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,618,701,269. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $219,276,027. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $834,596,761 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $615,320,734.

(a)				At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	12/18/2008	108	32,278,459	31,519,800	(758,659)

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 2,834,671,503	$ (758,659)
Level 2	3,305,793	-
Level 3	-	-
Total	$ 2,837,977,296	$ (758,659)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008